UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	6/30

Date of reporting period:	12/31/2025

Item 1. Reports to Stockholders.

(a)

Boyd Watterson Limited Duration Enhanced Income Fund

Class I2 (BWDTX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Boyd Watterson Limited Duration Enhanced Income Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://boydwattersonfunds.com/investor-resources/. You can also request this information by contacting us at (216)-771-3450.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$42	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund’s Class I2 shares generated a total return of 1.60% for the Fourth Quarter and 7.14% for the full year of 2025. The Fund’s benchmark, the Bloomberg 1-3 Year Government Credit Index, returned 1.16% and 5.35% for the same periods. The U.S. Bloomberg Aggregate Bond Index, a longer duration index, returned 7.30% for 2025. That was the highest nominal return for the U.S. Bloomberg Aggregate Bond Index going back to 2020 and was largely driven by falling intermediate maturity interest rates. While various corporate bond indices, both investment grade and high yield, had strong nominal and excess returns, decreasing interest rates were arguably the story of 2025. As the Adviser's forward-looking view of economic strength in the US continued to evolve positively over the Fourth Quarter, the Adviser increased the fund's corporate bond exposure, taking overall corporate exposure to over 43% of the Fund. Despite this increase the Adviser still maintained the Fund’s overall credit quality at the BBB+ ratings category. US Treasury exposure remained approximately flat at 8% of the Fund. Acknowledging from a macroeconomic perspective that inflationary pressures appear set to continue to fall into 2026, potentially leading to lower interest rates, the Adviser extended the maturity of the Fund's US Treasury holdings to take greater advantage of any decrease in interest rates. The Adviser believes believe the FOMC could deliver more than the nearly two and a half rate cuts the market expected at year-end.In a corresponding move, the Adviser slightly reduced the Fund's floating rate bank loan and CLO exposure to approximately 36%. The Adviser still has a strong belief in the income generation capabilities of bank loans and CLOs. While the Adviser continued to focus on CLOs that profile as near or past the End of The Reinvestment Period, in lockstep with its belief of continued economic strength the Fund moved slightly lower on the CLO capital stack, focusing on securities rated A and BBB.The Fund remains a credit focused, income generating Fund. As such, the expectation is for income generation to continue to be the primary driver of returns for the Fund. From a credit perspective, the Fund continues to experience more credit agency upgrades than downgrades and does not have any individual holdings trading at distressed levels. The Adviser meticulously applies its credit process to every security before it purchases it, recognizing that the Fund may likely hold the security during future, tumultuous times, and want to feel comfortable with every security as a long-term holder

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Boyd Watterson Limited Duration Enhanced Income Fund	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
12/31/15	$10,000	$10,000	$10,000	$10,000
12/31/16	$10,625	$10,128	$10,156	$10,265
12/31/17	$11,059	$10,214	$10,285	$10,628
12/31/18	$11,003	$10,377	$10,427	$10,629
12/31/19	$11,876	$10,795	$10,949	$11,556
12/31/20	$12,429	$11,155	$11,465	$12,423
12/31/21	$12,717	$11,102	$11,353	$12,232
12/31/22	$12,315	$10,693	$10,729	$10,641
12/31/23	$13,522	$11,186	$11,254	$11,229
12/31/24	$14,419	$11,673	$11,677	$11,369
12/31/25	$15,449	$12,297	$12,390	$12,199

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Boyd Watterson Limited Duration Enhanced Income Fund	3.49%	7.14%	4.45%	4.45%
Bloomberg 1-3 Year U.S. Treasury Bond Index	2.27%	5.17%	1.76%	1.83%
Bloomberg 1-3 Year US Government/Credit Index	2.36%	5.35%	1.97%	2.09%
Bloomberg U.S. 1-5 Year Government/Credit Index	2.46%	6.11%	1.56%	2.17%
Bloomberg U.S. Aggregate Bond Index	3.15%	7.30%	-0.36%	2.01%
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	3.16%	7.22%	4.50%	4.99%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (216)-771-3450.

Fund Statistics

  Net Assets$540,178,766
  Number of Portfolio Holdings163
  Advisory Fee (net of waivers)$682,491
  Portfolio Turnover14%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	48.5%
Corporate Bonds	37.5%
Money Market Funds	0.7%
Term Loans	5.5%
U.S. Government & Agencies	2.0%
U.S. Treasury Bonds & Notes	5.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

CLO 31.9%
ABS 16.1%
Energy 8.8%
Consumer Discretionary 8.4%
U.S. Treasury Obligations 7.7%
Materials 7.0%
Industrials 6.8%
Financials 5.7%
Communications 1.7%
Consumer Staples 1.7%
Technology 1.2%
Money Market Funds 0.7%
Utilities 0.6%
Finance 0.4%
Real Estate 0.4%
Health Care 0.1%
Other Assets in Excess of Liabilities 0.9%

Value	Value
Other Assets in Excess of Liabilities	0.9%
Health Care	0.1%
Real Estate	0.4%
Finance	0.4%
Utilities	0.6%
Money Market Funds	0.7%
Technology	1.2%
Consumer Staples	1.7%
Communications	1.7%
Financials	5.7%
Industrials	6.8%
Materials	7.0%
U.S. Treasury Obligations	7.7%
Consumer Discretionary	8.4%
Energy	8.8%
ABS	16.1%
CLO	31.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note	5.7%
United States Treasury Note	2.0%
Exeter Automobile Receivables Trust 2021-4, E	1.9%
First Investors Auto Owner Trust 2023-1, D	1.6%
Morgan Stanley	1.6%
Neuberger Berman CLO XVII Ltd., CR3	1.4%
MasTec, Inc.	1.2%
Sound Point Clo XV Ltd., E	1.2%
Octagon Investment Partners XXI Ltd., BR4	1.2%
Bridgecrest Lending Auto Securitization Trust, D	1.1%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

Boyd Watterson Limited Duration Enhanced Income Fund - Class I2 (BWDTX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://boydwattersonfunds.com/investor-resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-BWDTX

Boyd Watterson Limited Duration Enhanced Income Fund

Class I (BWDIX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Boyd Watterson Limited Duration Enhanced Income Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://boydwattersonfunds.com/investor-resources/. You can also request this information by contacting us at (216)-771-3450.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund’s Class I shares generated a total return of 1.59% for the Fourth Quarter and 6.85% for the full year of 2025. The Fund’s benchmark, the Bloomberg 1-3 Year Government Credit Index, returned 1.16% and 5.35% for the same periods. The U.S. Bloomberg Aggregate Bond Index, a longer duration index, returned 7.30% for 2025. That was the highest nominal return for the U.S. Bloomberg Aggregate Bond Index going back to 2020 and was largely driven by falling intermediate maturity interest rates. While various corporate bond indices, both investment grade and high yield, had strong nominal and excess returns, decreasing interest rates were arguably the story of 2025. As the Adviser's forward-looking view of economic strength in the US continued to evolve positively over the Fourth Quarter, the Adviser increased the Fund's corporate bond exposure, taking overall corporate exposure to over 43% of the Fund. Despite this increase the Adviser still maintained the Fund’s overall credit quality at the BBB+ ratings category. US Treasury exposure remained approximately flat at 8% of the Fund. Acknowledging from a macroeconomic perspective that inflationary pressures appear set to continue to fall into 2026, potentially leading to lower interest rates, the Adviser extended the maturity of the Fund's US Treasury holdings to take greater advantage of any decrease in interest rates. The Adviser believes the FOMC could deliver more than the nearly two and a half rate cuts the market expected at year-end. In a corresponding move, the Adviser slightly reduced the Fund's floating rate bank loan and CLO exposure to approximately 36%. The Adviser still has a strong belief in the income generation capabilities of bank loans and CLOs. While the Adviser continued to focus on CLOs that profile as near or past the End of The Reinvestment Period, in lockstep with its belief of continued economic strength the Fund moved slightly lower on the CLO capital stack, focusing on securities rated A and BBB. The Fund remains a credit focused, income generating Fund. As such, the expectation is for income generation to continue to be the primary driver of returns for the Fund. From a credit perspective, the Fund continues to experience more credit agency upgrades than downgrades and does not have any individual holdings trading at distressed levels. The Adviser  meticulously applies its credit process to every security before it purchases it, recognizing that the Fund may likely hold the security during future, tumultuous times, and want to feel comfortable with every security as a long-term holder.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Boyd Watterson Limited Duration Enhanced Income Fund	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
04/13/17	$10,000	$10,000	$10,000	$10,000
12/31/17	$10,288	$10,026	$10,030	$10,176
12/31/18	$10,226	$10,186	$10,169	$10,177
12/31/19	$11,018	$10,597	$10,678	$11,064
12/31/20	$11,500	$10,950	$11,181	$11,895
12/31/21	$11,746	$10,898	$11,072	$11,711
12/31/22	$11,359	$10,496	$10,463	$10,188
12/31/23	$12,436	$10,980	$10,975	$10,751
12/31/24	$13,248	$11,459	$11,387	$10,885
12/31/25	$14,156	$12,071	$12,083	$11,680

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (April 13, 2017)
Boyd Watterson Limited Duration Enhanced Income Fund	3.36%	6.85%	4.24%	4.07%
Bloomberg 1-3 Year U.S. Treasury Bond Index	2.27%	5.17%	1.76%	1.95%
Bloomberg 1-3 Year US Government/Credit Index	2.36%	5.35%	1.97%	2.18%
Bloomberg U.S. 1-5 Year Government/Credit Index	2.46%	6.11%	1.56%	2.19%
Bloomberg U.S. Aggregate Bond Index	3.15%	7.30%	-0.36%	1.80%
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	3.16%	7.22%	4.50%	4.62%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (216)-771-3450.

Fund Statistics

  Net Assets$540,178,766
  Number of Portfolio Holdings163
  Advisory Fee (net of waivers)$682,491
  Portfolio Turnover14%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	48.5%
Corporate Bonds	37.5%
Money Market Funds	0.7%
Term Loans	5.5%
U.S. Government & Agencies	2.0%
U.S. Treasury Bonds & Notes	5.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Health Care	0.1%
Real Estate	0.4%
Finance	0.4%
Utilities	0.6%
Money Market Funds	0.7%
Technology	1.2%
Consumer Staples	1.7%
Communications	1.7%
Financials	5.7%
Industrials	6.8%
Materials	7.0%
U.S. Treasury Obligations	7.7%
Consumer Discretionary	8.4%
Energy	8.8%
ABS	16.1%
CLO	31.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note	5.7%
United States Treasury Note	2.0%
Exeter Automobile Receivables Trust 2021-4, E	1.9%
First Investors Auto Owner Trust 2023-1, D	1.6%
Morgan Stanley	1.6%
Neuberger Berman CLO XVII Ltd., CR3	1.4%
MasTec, Inc.	1.2%
Sound Point Clo XV Ltd., E	1.2%
Octagon Investment Partners XXI Ltd., BR4	1.2%
Bridgecrest Lending Auto Securitization Trust, D	1.1%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

Boyd Watterson Limited Duration Enhanced Income Fund - Class I (BWDIX )

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://boydwattersonfunds.com/investor-resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-BWDIX

(b)	Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Boyd Watterson Limited Duration
Enhanced Income Fund

Class I Shares – BWDIX
Class I2 Shares – BWDTX

Semi-Annual Financial Statements
and
Additional Information
December 31, 2025

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 48.0%
	AUTO LOAN — 15.9%
5,890,000	Bridgecrest Lending Auto Securitization Trust Series 1 D		7.8400	08/15/29	$6,165,160
4,720,000	CarMax Auto Owner Trust 2023-1 Series 1 D		6.2700	11/15/29	4,813,958
1,610,000	Carmax Select Receivables Trust 2025 -B Series B E(a)		6.8900	09/15/32	1,613,206
963,159	Exeter Automobile Receivables Trust 2021-3 Series 2021-3A D		1.5500	06/15/27	956,289
10,597,000	Exeter Automobile Receivables Trust 2021-4 Series 4A E(a)		4.0200	01/17/28	10,537,627
1,151,355	Exeter Automobile Receivables Trust 2022-1 Series 1A D		3.0200	06/15/28	1,146,166
4,000,000	Exeter Automobile Receivables Trust 2022-1 Series 1A E(a)		5.0200	10/15/29	3,962,405
5,993,000	Exeter Automobile Receivables Trust 2022-2 Series 2A E(a)		6.3400	10/15/29	5,816,219
2,878,416	Exeter Automobile Receivables Trust 2022-4 Series 4A D		5.9800	12/15/28	2,900,980
4,000,000	Exeter Automobile Receivables Trust 2025-4 Series 4A E(a)		6.9900	04/15/33	4,021,728
2,230,000	First Investors Auto Owner Trust 2021-2 Series 2021-2A D(a)		1.6600	12/15/27	2,216,241
4,720,000	First Investors Auto Owner Trust 2022-1 Series 1A D(a)		3.7900	06/15/28	4,688,375
4,280,000	First Investors Auto Owner Trust 2022-1 Series 1A E(a)		5.4100	06/15/29	4,253,111
2,000,000	First Investors Auto Owner Trust 2022-2 Series 2A D(a)		8.7100	10/16/28	2,056,354
8,400,000	First Investors Auto Owner Trust 2023-1 Series 1A D(a)		7.7400	01/15/31	8,792,129
4,000,000	First Investors Auto Owner Trust 2025-1 Series 1A D(a)		5.2200	12/15/33	4,025,975
4,750,000	Westlake Automobile Receivables Trust 2023-1 Series 1A D(a)		6.7900	11/15/28	4,860,035
4,000,000	Westlake Automobile Receivables Trust 2023-3 Series 3A D(a)		6.4700	03/15/29	4,092,529
3,650,000	Westlake Automobile Receivables Trust 2024-2 Series 2A D(a)		5.9100	04/15/30	3,730,106
2,250,000	Westlake Automobile Receivables Trust 2024-3 Series 3A D(a)		5.2100	04/15/30	2,279,651
3,000,000	Westlake Automobile Receivables Trust 2025-3 Series 3A C(a)		4.6800	07/15/31	3,010,825
					85,939,069
	CLO — 31.9%
2,550,000	AB BSL CLO 2 Ltd. Series 2A C(a),(b)	TSFR3M + 2.362%	6.2660	04/15/34	2,552,384
5,110,000	AGL CLO 22 Ltd. Series 22A CR(a),(b)	TSFR3M + 1.850%	5.7340	01/20/37	5,109,825
4,850,000	AGL CLO 25 Ltd. Series 25A ER(a),(b)	TSFR3M + 5.700%	9.5700	07/21/38	4,903,704
2,500,000	AGL CLO 29 Ltd. Series 29A A1(a),(b)	TSFR3M + 1.570%	5.4400	04/21/37	2,502,493
1,365,000	Apidos CLO XXXII Series 32A DR(a),(b)	TSFR3M + 2.750%	6.6340	01/20/33	1,364,939
3,500,000	Apidos CLO XXXV Series 2021-35A E(a),(b)	TSFR3M + 6.012%	9.8960	04/20/34	3,501,474
2,250,000	Battalion CLO XI Ltd. Series 11A CR2(a),(b)	TSFR3M + 1.950%	5.8150	04/24/34	2,249,901
2,035,000	Battalion Clo XIX Ltd. Series 19A C(a),(b)	TSFR3M + 2.262%	6.1660	04/15/34	2,040,458
2,000,000	Birch Grove CLO 12 Ltd. Series 12A C(a),(b)	TSFR3M + 1.800%	5.6570	04/22/38	1,999,930
1,000,000	Canyon Capital CLO 2017-1 Ltd. Series 1A DR(a),(b)	TSFR3M + 3.262%	7.1660	07/15/30	999,998
1,200,000	Canyon Capital CLO 2021-1 Ltd. Series 1A DR(a),(b)	TSFR3M + 2.900%	6.8050	04/15/34	1,191,726

See accompanying notes to financial statements.

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 48.0% (Continued)
	CLO — 31.9% (Continued)
4,600,000	Carlyle Global Market Strategies CLO 2015-5 Ltd. Series 5A CR4(a),(b)	TSFR3M + 2.450%	6.3340	01/20/32	$4,606,463
2,250,000	CARLYLE US CLO 2019-1 LTD Series 1A DR2(a),(b)	TSFR3M + 6.250%	10.1340	04/20/31	2,253,740
650,000	Cedar Funding VI CLO Ltd. Series 6A DR3(a),(b)	TSFR3M + 3.100%	6.9840	04/20/34	648,452
3,500,000	Cifc Funding 2014-IV-R Ltd. Series 4RA BRR(a),(b)	TSFR3M + 1.800%	5.6820	01/17/35	3,508,460
4,885,000	Cifc Funding 2014 -IV-R Ltd. Series 4RA CRR(a),(b)	TSFR3M + 2.600%	6.4820	01/17/35	4,882,333
2,200,000	CIFC Funding 2017-IV Ltd. Series 2017-4A A2R(a),(b)	TSFR3M + 1.812%	5.6770	10/24/30	2,202,064
3,000,000	CIFC Funding 2017-IV Ltd. Series 2017-4A CR (a),(b)	TSFR3M + 3.412%	7.2770	10/24/30	3,000,579
5,250,000	Dewolf Park CLO Ltd. Series 1A CR(a),(b)	TSFR3M + 2.112%	6.0160	10/15/30	5,256,830
920,510	Dryden 30 Senior Loan Fund Series 2013-30A CR(a),(b)	TSFR3M + 1.962%	5.8130	11/15/28	920,529
3,500,000	Dryden 30 Senior Loan Fund Series 2013-30A DR(a),(b)	TSFR3M + 2.862%	6.7130	11/15/28	3,504,120
1,700,000	Elmwood CLO 20 Ltd. Series 7A BR(a),(b)	TSFR3M + 2.050%	5.9320	01/17/37	1,700,304
2,460,000	Elmwood CLO VI Ltd. Series 3A ARR(a),(b)	TSFR3M + 1.380%	5.2640	07/18/37	2,461,033
3,000,000	Goldentree Loan Management US CLO 1 Ltd. Series 1A DR3(a),(b)	TSFR3M + 2.400%	6.2840	04/20/34	2,978,325
1,500,000	Goldentree Loan Management US Clo 11 Ltd. Series 11A ER(a),(b)	TSFR3M + 4.900%	8.7840	10/20/34	1,500,110
4,500,000	Goldentree Loan Management US Clo 17 Ltd. Series 17A BR(a),(b)	TSFR3M + 1.650%	5.5340	01/20/39	4,499,861
2,500,000	HalseyPoint CLO 4 Ltd. Series 4A E(a),(b)	TSFR3M + 6.972%	10.8560	04/20/34	2,433,888
1,875,000	Halseypoint Clo 5 Ltd. Series 5A D(a),(b)	TSFR3M + 3.762%	7.6000	01/30/35	1,856,784
5,750,000	ICG US CLO 2015-2R Ltd. Series 2RA A2R(a),(b)	TSFR3M + 1.500%	5.3940	01/16/33	5,752,380
1,250,000	ICG US CLO 2015-2R Ltd. Series 2RA BR(a),(b)	TSFR3M + 1.750%	5.6440	01/16/33	1,249,966
4,750,000	ICG US CLO 2015-2R Ltd. Series 2RA CR(a),(b)	TSFR3M + 2.700%	6.5940	01/16/33	4,756,992
2,650,000	LCM 33 Ltd. Series 33A BR(a),(b)	TSFR3M + 1.800%	5.6840	07/20/34	2,649,913
1,800,000	LCM XVIII, L.P. Series 18A DR(a),(b)	TSFR3M + 3.062%	6.9460	04/20/31	1,800,376
3,150,000	Madison Park Funding XIV Ltd. Series 14A D1R4(a),(b)	TSFR3M + 2.900%	6.7570	10/22/30	3,154,041
4,392,265	Madison Park Funding XXIV Ltd. Series 24A BR2(a),(b)	TSFR3M + 1.550%	5.4340	10/20/29	4,393,486
3,000,000	Magnetite XXVIII Ltd. Series 28A A1RR(a),(b)	TSFR3M + 1.240%	5.1450	01/15/38	3,001,386
2,000,000	Navesink CLO 2 Ltd. Series 2A C(a),(b)	TSFR3M + 2.360%	6.2650	04/15/36	2,000,000
7,600,000	Neuberger Berman CLO XVII Ltd. Series 17A CR3(a),(b)	TSFR3M + 2.150%	6.0070	07/22/38	7,628,355
5,000,000	Neuberger Berman Loan Advisers Clo 42 Ltd. Series 42A CR(a),(b)	TSFR3M + 1.850%	5.7440	07/16/36	5,013,345
1,600,000	Neuberger Berman Loan Advisers Clo 42 Ltd. Series 42A DR(a),(b)	TSFR3M + 2.500%	6.3940	07/16/36	1,599,946
3,200,000	Neuberger Berman Loan Advisers CLO 45 Ltd. Series 45A CR(a),(b)	TSFR3M + 1.950%	5.8610	10/14/36	3,207,402
2,450,000	Newark BSL CLO 2 Ltd. Series 1A BR(a),(b)	TSFR3M + 2.012%	5.8700	07/25/30	2,455,804
3,250,000	Octagon Investment Partners 41 Ltd. Series 2A CR2(a),(b)	TSFR3M + 2.000%	5.9050	10/15/33	3,251,446
6,250,000	Octagon Investment Partners XXI Ltd. Series 1A BR4(a),(b)	TSFR3M + 1.350%	5.2030	02/14/31	6,241,930
5,575,000	OHA Credit Partners XIV Ltd. Series 14A D1R(a),(b)	TSFR3M + 2.900%	6.7200	07/21/37	5,588,664

See accompanying notes to financial statements.

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 48.0% (Continued)
	CLO — 31.9% (Continued)
2,700,000	PPM CLO 5 Ltd. Series 5A CR(a),(b)	TSFR3M + 2.000%	5.8180	10/18/34	$2,696,126
12,500	Riserva Clo Ltd. Series 2016-3A XRR(a),(b)	TSFR3M + 1.062%	4.9460	01/18/34	12,500
2,500,000	Sagard-Halseypoint Clo 9 Ltd. Series 9A D2(a),(b)	TSFR3M + 4.500%	8.3840	04/20/38	2,508,750
1,000,000	Sculptor CLO XXVIII Ltd. Series 28A AR(a),(b)	TSFR3M + 1.060%	4.9440	01/20/35	999,727
1,244,273	Sound Point CLO IX Ltd. Series 2A ARRR(a),(b)	TSFR3M + 1.472%	5.3560	07/20/32	1,244,934
6,305,074	Sound Point Clo XV Ltd. Series 1A E(a),(b)	TSFR3M + 6.222%	10.0810	01/23/29	6,299,915
2,300,000	Sounds Point CLO IV-R LTD Series 3RA C(a),(b)	TSFR3M + 2.512%	6.3960	04/18/31	2,306,955
450,000	Symphony CLO XV Ltd. Series 15A BR3(a),(b)	TSFR3M + 1.812%	5.6930	01/17/32	450,585
3,325,000	TCW CLO 2020-1 Ltd. Series 1A DR3(a),(b)	TSFR3M + 3.400%	7.2840	04/20/34	3,240,272
640,000	Venture 35 CLO Ltd. Series 35A BLR(a),(b)	TSFR3M + 2.012%	5.8690	10/22/31	641,052
2,765,000	Venture 43 CLO Ltd. Series 43A D(a),(b)	TSFR3M + 3.732%	7.6360	04/15/34	2,677,347
1,375,000	Venture XV CLO Ltd. Series 2013-15A DR2(a),(b)	TSFR3M + 4.182%	8.0860	07/15/32	1,351,220
5,220,000	Voya CLO 2013-1 Ltd. Series 1A BR(a),(b)	TSFR3M + 2.162%	6.0660	10/15/30	5,227,590
850,000	Voya CLO 2018-1 Ltd. Series 1A B(a),(b)	TSFR3M + 2.062%	5.9460	04/19/31	850,810
1,250,000	Wind River 2021-2 CLO Ltd. Series 2021-2A D(a),(b)	TSFR3M + 3.412%	7.2960	07/20/34	1,233,934
					172,117,856
	OTHER ABS — 0.2%
1,000,000	PFS Financing Corporation Series C A(a),(b)	SOFR30A + 0.800%	4.7840	04/17/28	1,000,826

	RESIDENTIAL MORTGAGE — 0.0%(c)
89,922	Towd Point Mortgage Trust 2017-6 Series 2017-6 A1(a),(b)		2.7500	10/25/57	88,826

	TOTAL ASSET BACKED SECURITIES (Cost $257,311,740)				259,146,577

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 37.1%
	AUTOMOTIVE — 1.5%
3,000,000	Ford Motor Credit Company, LLC		6.1250	03/08/34	3,054,578
5,000,000	Volkswagen Group of America Finance, LLC(a)		5.9000	09/12/33	5,239,805
					8,294,383

See accompanying notes to financial statements.

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 37.1% (Continued)
	BANKING —2.5%
3,995,000	Bank of America Corporation Series FF(b)	TSFR3M + 3.193%	5.8750	Perpetual	$4,060,123
5,000,000	Huntington Bancshares, Inc.(b)	H15T5Y + 2.653%	6.2500	Perpetual	5,022,624
4,000,000	JPMorgan Chase & Company(b)	H15T5Y + 2.152%	6.5000	Perpetual	4,157,592
					13,240,339
	BIOTECH & PHARMA — 0.1%
342,000	Prestige Brands, Inc.(a)		5.1250	01/15/28	342,887

	CABLE & SATELLITE — 0.7%
3,000,000	CCO Holdings, LLC / CCO Holdings Capital(a)		5.1250	05/01/27	2,997,616
1,000,000	CCO Holdings, LLC / CCO Holdings Capital(a)		5.0000	02/01/28	992,700
					3,990,316
	CHEMICALS — 0.6%
770,000	HB Fuller Company		4.2500	10/15/28	763,843
2,675,000	Ingevity Corporation(a)		3.8750	11/01/28	2,615,455
					3,379,298
	COMMERCIAL SUPPORT SERVICES — 0.5%
2,945,000	Korn Ferry(a)		4.6250	12/15/27	2,954,401

	CONSTRUCTION MATERIALS — 1.0%
3,592,000	Advanced Drainage Systems, Inc.(a)		5.0000	09/30/27	3,600,093
2,000,000	Advanced Drainage Systems, Inc.(a)		6.3750	06/15/30	2,052,592
					5,652,685
	CONSUMER SERVICES — 1.9%
3,000,000	Graham Holdings Company(a)		5.6250	12/01/33	3,036,189
3,885,000	Service Corp International		5.1250	06/01/29	3,913,948
3,000,000	Service Corp International		5.7500	10/15/32	3,056,969
					10,007,106
	CONTAINERS & PACKAGING — 1.0%
2,420,000	Silgan Holdings, Inc.		4.1250	02/01/28	2,386,813
3,350,000	TriMas Corporation(a)		4.1250	04/15/29	3,260,818
					5,647,631
	CORPORATE FINANCE — 0.4%
2,000,000	Enerflex, Inc.(a)		6.8750	01/15/31	2,046,249

See accompanying notes to financial statements.

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 37.1% (Continued)
	ELECTRIC UTILITIES — 0.6%
2,940,000	National Rural Utilities Cooperative Finance(b)	H15T5Y + 3.533%	7.1250	09/15/53	$3,085,653

	ELECTRICAL EQUIPMENT — 0.7%
4,069,000	BWX Technologies, Inc.(a)		4.1250	04/15/29	3,968,654

	ENGINEERING & CONSTRUCTION — 2.2%
2,035,000	Installed Building Products, Inc.(a)		5.7500	02/01/28	2,044,129
6,500,000	MasTec, Inc.(a)		4.5000	08/15/28	6,469,783
3,510,000	TopBuild Corporation(a)		5.6250	01/31/34	3,552,547
					12,066,459
	FOOD — 0.7%
4,009,000	Darling Ingredients, Inc.(a)		5.2500	04/15/27	4,019,785

	FORESTRY, PAPER & WOOD PRODUCTS — 0.8%
4,472,000	Louisiana-Pacific Corporation(a)		3.6250	03/15/29	4,338,228

	HOME CONSTRUCTION — 0.9%
5,000,000	Meritage Homes Corporation		5.6500	03/15/35	5,121,098

	HOUSEHOLD PRODUCTS — 0.9%
4,907,000	Central Garden & Pet Company		5.1250	02/01/28	4,929,626

	INSTITUTIONAL FINANCIAL SERVICES — 2.3%
3,750,000	Goldman Sachs Group, Inc. (The)(b)	H15T5Y + 3.156%	7.5000	Perpetual	3,985,663
8,045,000	Morgan Stanley(b)	SOFRRATE + 1.880%	5.4240	07/21/34	8,385,298
					12,370,961
	LEISURE FACILITIES & SERVICES — 0.7%
3,560,000	Boyne USA, Inc.(a)		4.7500	05/15/29	3,513,667

	MACHINERY —1.1%
4,000,000	ATS Corporation(a)		4.1250	12/15/28	3,916,904
2,000,000	Terex Corporation(a)		6.2500	10/15/32	2,053,406
					5,970,310

See accompanying notes to financial statements.

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 37.1% (Continued)
	METALS & MINING — 1.1%
2,000,000	Alliance Resource Operating Partners, L.P.(a)		8.6250	06/15/29	$2,120,794
3,603,000	Freeport-McMoRan, Inc.		5.0000	09/01/27	3,604,170
					5,724,964
	OIL & GAS PRODUCERS — 8.8%
5,000,000	Antero Midstream Partners, L.P. / Antero Midstream(a)		5.7500	10/15/33	5,032,884
2,000,000	Antero Midstream Partners, L.P. / Antero Midstream(a)		5.7500	07/01/34	2,017,144
4,000,000	Civitas Resources, Inc.(a)		8.6250	11/01/30	4,194,760
3,000,000	EQT Corporation		5.7500	02/01/34	3,140,512
1,500,000	Global Partners LP / GLP Finance Corp(a)		7.1250	07/01/33	1,536,866
2,000,000	Matador Resources Company(a)		6.8750	04/15/28	2,052,340
2,500,000	Matador Resources Company(a)		6.5000	04/15/32	2,537,037
4,510,000	Murphy Oil Corporation		6.0000	10/01/32	4,508,479
3,240,000	Murphy Oil USA, Inc.		5.6250	05/01/27	3,245,738
750,000	Murphy Oil USA, Inc.		4.7500	09/15/29	748,276
4,200,000	Plains All American Pipeline, L.P. Series B(b)	TSFR3M + 4.372%	8.2230	Perpetual	4,215,149
2,000,000	SM Energy Company(a)		6.7500	08/01/29	2,015,794
3,175,000	Sunoco, L.P.(a)		7.2500	05/01/32	3,359,138
3,000,000	Sunoco, L.P.(a)		6.2500	07/01/33	3,075,780
2,825,000	Sunoco, L.P. / Sunoco Finance Corporation		6.0000	04/15/27	2,839,238
2,909,000	Targa Resources Partners, L.P. / Targa Resources		5.0000	01/15/28	2,909,984
					47,429,119
	PUBLISHING & BROADCASTING — 0.6%
1,500,000	Nexstar Media, Inc.(a)		5.6250	07/15/27	1,509,084
2,000,000	TEGNA, Inc.		5.0000	09/15/29	1,983,958
					3,493,042
	REAL ESTATE INVESTMENT TRUSTS — 0.4%
2,000,000	Iron Mountain, Inc.(a)		5.2500	03/15/28	2,011,679

	RETAIL - DISCRETIONARY — 1.4%
1,400,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	1,400,998
1,945,000	Asbury Automotive Group, Inc.		4.7500	03/01/30	1,924,052
1,000,000	Builders FirstSource, Inc.(a)		6.3750	03/01/34	1,035,543
3,000,000	Patrick Industries, Inc.(a)		6.3750	11/01/32	3,080,448
					7,441,041

See accompanying notes to financial statements.

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 37.1% (Continued)
	SEMICONDUCTORS — 0.8%
2,075,000	ON Semiconductor Corporation(a)		3.8750	09/01/28	$2,037,820
2,200,000	Synaptics, Inc.(a)		4.0000	06/15/29	2,132,076
					4,169,896
	SOFTWARE — 0.1%
500,000	Gen Digital, Inc.(a)		6.7500	09/30/27	507,813

	SPECIALTY FINANCE — 0.9%
5,000,000	FirstCash, Inc.(a)		4.6250	09/01/28	4,990,075

	STEEL — 0.5%
2,500,000	Carpenter Technology Corporation(a)		5.6250	03/01/34	2,541,610

	CORPORATE FINANCE — 0.4%
2,000,000	Enerflex, Inc.(a)		6.8750	01/15/31	2,046,249

	TRANSPORTATION & LOGISTICS — 0.6%
3,000,000	Genesee & Wyoming, Inc.(a)		6.2500	04/15/32	3,097,509

	TRANSPORTATION EQUIPMENT — 0.8%
2,000,000	Allison Transmission, Inc.(a)		4.7500	10/01/27	1,998,562
2,000,000	Allison Transmission, Inc.(a)		5.8750	06/01/29	2,036,891
100,000	Allison Transmission, Inc.(a)		5.8750	12/01/33	101,683
					4,137,136
	TOTAL CORPORATE BONDS (Cost $197,645,658)				200,483,620

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 5.4%
	CHEMICALS — 0.8%
4,406,905	HB Fuller Company(b)	TSFR1M + 1.750%	6.0690	02/15/30	4,426,185

See accompanying notes to financial statements.

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 5.4% (Continued)
	CONSTRUCTION MATERIALS — 1.1%
3,840,749	Quikrete Holdings, Inc.(b)	TSFR1M + 2.250%	6.5420	04/14/31	$3,860,913
1,985,000	Quikrete Holdings, Inc.(b)	TSFR1M +2.250%	6.5770	01/31/32	1,993,367
					5,854,280
	ELECTRICAL EQUIPMENT — 0.1%
498,750	Vertiv Group Corporation(b)	TSFR1M + 1.750%	6.1010	08/07/32	501,725

	LEISURE FACILITIES & SERVICES — 0.4%
1,969,501	Hilton Grand Vacations Borrower, LLC(b)	TSFR1M + 2.000%	8.1900	08/02/28	1,977,379

	LEISURE PRODUCTS — 0.9%
4,831,541	Hayward Industries, Inc.(b)	TSFR1M + 2.615%	8.1900	05/28/28	4,869,300

	PUBLISHING & BROADCASTING — 0.3%
1,496,250	Nexstar Media, Inc.(b)	TSFR1M + 2.500%	6.8210	06/28/32	1,505,048

	RETAIL - DISCRETIONARY — 0.7%
3,950,000	Johnstone Supply, LLC(b)	TSFR1M + 2.500%	8.3210	05/16/31	3,976,879

	TECHNOLOGY HARDWARE — 0.4%
1,960,205	Ciena Corporation(b)	TSFR1M + 1.750%	6.0780	10/24/30	1,970,006

	TRANSPORTATION & LOGISTICS — 0.7%
3,950,000	Genesee & Wyoming, Inc.(b)	TSFR3M + 1.750%	6.5220	04/10/31	3,954,286

	TOTAL TERM LOANS (Cost $28,863,275)				29,035,088

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 7.7%
	U.S. TREASURY BILLS — 2.0%
10,475,000	United States Treasury Note		4.2500	08/15/35	10,574,840

See accompanying notes to financial statements.

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 7.7% (Continued)
	U.S. TREASURY BONDS AND NOTES — 5.7%
31,625,000	United States Treasury Note	3.5000	02/15/33	$30,788,049

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $41,006,830)			41,362,889

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.7%
	MONEY MARKET FUNDS - 0.7%
4,186,736	First American Government Obligations Fund, Class X, 3.64% (Cost $4,186,736)(d)			$4,186,736

	TOTAL INVESTMENTS – 98.9% (Cost $529,014,239)			$534,214,910
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%			5,963,856
	NET ASSETS - 100.0%			$540,178,766

CLO	- Collateralized Loan Obligations

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	TSFR1M Term CME (Secured Overnight Financing Rate) 1 Month

TSFR3M	TSFR1M Term CME (Secured Overnight Financing Rate) 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the total market value of 144A securities is $361,203,262 or 66.9% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Percentage rounds to less than 0.1%.

(d)	Rate disclosed is the seven day effective yield as of December 31, 2025.

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2025

ASSETS
Investment securities:
At cost	$529,014,239
At fair value	$534,214,910
Dividends and interest receivable	6,111,389
Receivable for fund shares sold	34,665
TOTAL ASSETS	540,360,964

LIABILITIES
Payable for fund shares redeemed	30
Investment advisory fees payable	90,312
Payable to related parties	44,199
Accrued expenses and other liabilities	47,657
TOTAL LIABILITIES	182,198
NET ASSETS	$540,178,766

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$542,872,863
Accumulated losses	(2,694,097)
NET ASSETS	$540,178,766

Net Asset Value Per Share:
Class I Shares:
Net Assets	$111,828,519
Shares of beneficial interest outstanding *	11,471,856

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.75

Class I2 Shares:
Net Assets	$428,350,247
Shares of beneficial interest outstanding *	43,062,049

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.95

*	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2025

INVESTMENT INCOME
Dividends	$116,005
Interest, net of amortization and accretion	15,779,830
TOTAL INVESTMENT INCOME	15,895,835

EXPENSES
Investment advisory fees	1,071,915
Administrative services fees	243,003
Third party administration servicing fees	88,706
Custodian fees	50,407
Registration fees	32,200
Transfer agent fees	28,641
Compliance officer fees	18,291
Audit fees	15,828
Legal fees	11,603
Trustees’ fees and expenses	10,782
Printing and postage expenses	9,274
Insurance expense	3,680
Other expenses	6,771
TOTAL EXPENSES	1,591,101

Less: Fees waived by the advisor	(389,424)

NET EXPENSES	1,201,677

NET INVESTMENT INCOME	14,694,158

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from investments	(1,807,014)
Net change in unrealized appreciation on investments	5,214,876
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	3,407,862

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,102,020

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025
FROM OPERATIONS	(Unaudited)
Net investment income	$14,694,158	$28,970,633
Net realized gain (loss) from investments	(1,807,014)	113,709
Net change in unrealized appreciation on investments	5,214,876	3,532,825
Net increase in net assets resulting from operations	18,102,020	32,617,167

DISTRIBUTIONS TO SHAREHOLDERS
Total distribution paid
Class I	(3,263,132)	(6,651,732)
Class I2	(12,596,389)	(21,983,381)
Net decrease in net assets from distributions to shareholders	(15,859,521)	(28,635,113)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	15,148,770	44,305,998
Class I2	31,570,758	66,523,698
Reinvestment of distributions to shareholders:
Class I	3,227,534	6,580,735
Class I2	10,686,419	19,423,369
Payments for shares redeemed:
Class I	(27,935,622)	(29,026,190)
Class I2	(29,226,169)	(24,106,696)
Net increase in net assets from shares of beneficial interest	3,471,690	83,700,914

TOTAL INCREASE IN NET ASSETS	5,714,189	87,682,968

NET ASSETS
Beginning of Year/Period	534,464,577	446,781,609
End of Year/Period	$540,178,766	$534,464,577

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025
SHARE ACTIVITY	(Unaudited)
Class I:
Shares Sold	1,550,078	4,547,712
Shares Reinvested	331,753	678,590
Shares Redeemed	(2,858,602)	(2,977,893)
Net increase (decrease) in shares of beneficial interest outstanding	(976,771)	2,248,409

Class I2:
Shares Sold	3,164,727	6,731,259
Shares Reinvested	1,076,714	1,966,108
Shares Redeemed	(2,909,608)	(2,439,208)
Net increase in shares of beneficial interest outstanding	1,331,833	6,258,159

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Years/Period Presented

	Class I
	For the		For the		For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2025		June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of year/period	$9.72		$9.66		$9.42		$9.20		$10.08	$9.89
Activity from investment operations:
Net investment income (1)	0.26		0.56		0.54		0.42		0.27	0.29
Net realized and unrealized gain (loss) on investments	0.06		0.07		0.26		0.25		(0.83)	0.22
Total from investment operations	0.32		0.63		0.80		0.67		(0.56)	0.51
Less distributions from:
Net investment income	(0.29)		(0.57)		(0.56)		(0.45)		(0.30)	(0.32)
Net realized gains	—		—		—		(0.00	) (2)	(0.02)	—
Total distributions	(0.29)		(0.57)		(0.56)		(0.45)		(0.32)	(0.32)
Net asset value, end of year/period	$9.75		$9.72		$9.66		$9.42		$9.20	$10.08
Total return (3)	3.36	% (7)	6.63	% (6)	8.69	% (6)	7.50%		(5.69)%	5.19%
Net assets, end of year/period (000s)	$111,829		$120,965		$98,503		$64,313		$66,146	$86,471
Ratio of gross expenses to average net assets (4,5)	0.60	% (8)	0.62%		0.60%		0.60%		0.60%	0.60%
Ratio of net expenses to average net assets (5)	0.60	% (8)	0.60%		0.60%		0.60%		0.60%	0.60%
Ratio of net investment income to average net assets	5.34	% (8)	5.70%		5.58%		4.57%		2.67%	2.89%
Portfolio Turnover Rate	14	% (7)	17%		28%		35%		47%	73%

(1)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the year.

(2)	Amount is less than $0.005 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net a values may differ from the net asset values and returns for shareholder transactions.

(7)	Not Annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Years/Period Presented

	Class I2
	For the		For the		For the	For the		For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	December 31, 2025		June 30, 2025		June 30, 2024	June 30, 2023		June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of year/period	$9.91		$9.82		$9.55	$9.30		$10.17	$9.95
Activity from investment operations:
Net investment income (1)	0.28		0.59		0.56	0.45		0.29	0.32
Net realized and unrealized gain (loss) on investments	0.06		0.07		0.27	0.25		(0.84)	0.22
Total from investment operations	0.34		0.66		0.83	0.70		(0.55)	0.54
Less distributions from:
Net investment income	(0.30)		(0.57)		(0.56)	(0.45)		(0.30)	(0.32)
Net realized gains	—		—		—	(0.00	) (2)	(0.02)	—
Total distributions	(0.30)		(0.57)		(0.56)	(0.45)		(0.32)	(0.32)
Net asset value, end of year/period	$9.95		$9.91		$9.82	$9.55		$9.30	$10.17
Total return (3)	3.49	% (7)	6.83	% (6)	8.89%	7.74%		(5.54)%	5.46%
Net assets, end of year/period (000s)	$428,350		$413,500		$348,278	$311,396		$286,882	$259,922
Ratio of gross expenses to average net assets (4,5)	0.60	% (8)	0.62%		0.60%	0.60%		0.60%	0.60%
Ratio of net expenses to average net assets (5)	0.41	% (8)	0.41%		0.41%	0.40%		0.40%	0.40%
Ratio of net investment income to average net assets	5.53	% (8)	5.89%		5.77%	4.78%		2.88%	3.10%
Portfolio Turnover Rate	14	% (7)	17%		28%	35%		47%	73%

(1)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the year.

(2)	Amount is less than $0.005 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2025

1.	ORGANIZATION

Boyd Watterson Limited Duration Enhanced Income Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III, a Delaware statutory trust organized on December 5, 2011 (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund currently consists of two classes of shares. The Fund’s Class I2 is the successor to the Boyd Watterson Limited Duration Mid-Grade Fund, LLC, (the “Predecessor Fund”). The Predecessor Fund was organized under the laws of the State of Delaware as a limited liability company effective July 19, 2012 and commenced operations on July 15, 2013. Class I commenced operations on April 13, 2017. The Predecessor Fund’s investment objective was to generate current income consistent with a strategy that focuses on capital preservation, without taking significant duration risk. The Fund seeks (i) income generation as a principal objective and (ii) capital preservation and total return as secondary objectives.

Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Effective as of the close of business on March 28, 2024, sales and operations of Class A and C shares of the Fund were suspended. Classes A and C shares were converted to Class I shares. Class A transferred 201,874 shares and $1,954,364, and Class C transferred 169,333 shares and $1,642,359.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update (“ASU”) 2013-08.

Segment Reporting - An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of December 31, 2025, for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$259,146,577	$—	$259,146,577
Corporate Bonds	—	200,483,620	—	200,483,620
Term Loans	—	29,035,088	—	29,035,088
U.S. Treasury Bonds & Notes	—	41,362,889	—	41,362,889
Short-Term Investments	4,186,736	—	—	4,186,736
Total	$4,186,736	$530,028,174	$—	$534,214,910

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method, except certain securities that are held at premium and will be amortized to the earliest call date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Gains and losses realized on principal payments of asset-backed securities and bank loans (paydown gains and losses) are classified as part of investment income.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal Income Taxes – The Fund has qualified and intends to continue to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and annually distributing substantially all net investment company taxable income and net realized capital gains, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or on returns filed in previous tax years which are still open to examination by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a period of three years from date of filing) The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the fiscal year, the Fund did not incur any interest or penalties. The Fund typically intends to quarterly distribute sufficient net investment

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

company taxable income and annually net realized capital gains if any, so that they will not be subject to the excise tax on undistributed income of RICs. If the required amount of net investment income is not distributed quarterly or gains is not distributed annually, the Fund could incur a tax expense.

Fixed Income Risk - When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Counterparty Credit Risk - The stability and liquidity of many security transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Bank Loans Risk - The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower. Bank loans settle on a delayed basis, potentially leading to the sale proceeds of such loans not being available to meet redemptions for a substantial period of time after the sale of the bank loans. The Fund may need a line of credit in order to meet redemptions during these periods, which may increase the Fund’s expenses. Certain bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the protections of federal securities laws, including anti-fraud provisions.

Market and Geopolitical Risk - The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. It is not known how long such impacts, of the significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and the Board for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2025, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments and U.S. government securities, amounted to $98,134,276 and $22,478,754 respectively. Cost of purchases and proceeds from sales of U.S. government securities, amounted to $50,245,417 and $52,035,743, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Boyd Watterson Asset Management, LLC serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the annual rate of 0.40%. Pursuant to the advisory agreement, the Fund accrued $1,071,915 in advisory fees for the six months ended December 31, 2025.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (“Waiver Agreement”) until at least November 1, 2026, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and the Board and contractual indemnification of Fund service providers (other than the Advisor))), will not exceed 0.60%, and 0.41%, of the daily average net assets attributable to Class I and Class I2 shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or within the expense limits in place at the time of the recoupment, whichever is lower. For the six months ended December 31, 2025, the Advisor waived fees in the amount of $389,424 pursuant to the Waiver Agreement.

The Board may terminate this expense reimbursement arrangement on 60 days’ notice to the Advisor. For the year ended June 30, 2023, the Advisor waived fees in the amount of $597,100, which is subject to recapture through June 30, 2026, pursuant to the Waiver Agreement. For the year ended June 30, 2024, the Advisor waived fees in the amount of $593,794, which is subject to recapture through June 30, 2027, pursuant to the Waiver Agreement. For the year ended June 30, 2025, the Advisor waived fees in the amount of $811,747 which is subject to recapture through June 30, 2028, pursuant to the Waiver Agreement.

Northern Lights Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund shares. During the six months ended December 31, 2025, the Distributor received $0 in underwriting commissions.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to an administrative servicing agreement with UFS, the Fund pays UFS customary fees based on aggregate net assets of the Fund as described in the servicing agreement for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”) an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $528,894,917 for the Fund, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$6,323,575
Unrealized depreciation	(1,003,583)
Net unrealized appreciation	$5,319,992

The tax character of distributions paid for the years ended June 30, 2025, and June 30, 2024 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2025	June 30, 2024
Ordinary Income	$28,635,113	$21,864,664
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$28,635,113	$21,864,664

As of June 30, 2025, the components of accumulated earnings on a tax basis were as follows:

					Unrealized
Undistributed	Undistributed	Post October Loss	Capital Loss Carry	Other Book/Tax	Appreciation/	Total Distributable Earnings
Ordinary Income	Long-Term Gains	and Late Year Loss	Forwards	Differences	(Deprecation)	/(Accumulated Deficit)
$837,551	$—	$(456,183)	$(5,427,903)	$—	$109,939	$(4,936,596)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for perpetual bonds.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $456,183.

At June 30, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$769,701	$4,658,202	$5,427,903	$—

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

6.	LINE OF CREDIT

The Fund has a committed revolving line of credit agreement with PNC Bank for investment purposes and to help maintain the Fund’s liquidity, subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement is $7,000,000. Borrowings are secured by assets held by the Fund at the custodian. The Fund has granted PNC Bank a first priority perfected security interest in the collateral pledged by the Fund. Borrowings under the PNC Bank agreement bear interest at a rate equal to the Daily Bloomberg Short-Term Bank Yield Index plus applicable margin of 2.50%, per annum, on the outstanding principal balance. The PNC Bank agreement has extended from October 31, 2025, to October 31, 2026. For the six months ended December 31, 2025, there were no borrowings for the Fund and no balance outstanding as of period-end.

7.	ACCOUNTING PRONOUNCEMENT

The Fund adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Fund Proxy Voting Policies, Procedures and Summaries

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-345-9597, by visiting www.boydwattersonfunds.com, or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation as of a date within 90 days of this report on Form N-CSR, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	3/3/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	3/3/2026

By (Signature and Title)

/s/ Rich Gleason
Rich Gleason, Principal Financial Officer/Treasurer

Date	3/3/2026